Share-based payments (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

The following weighted average principal assumptions were used in calculating the fair values of options granted:

	Options granted on
	Mar 13, 2019	May 15, 2019
Vesting dates	Mar 13, 2020	May 15, 2020
	Mar 13, 2021	May 15, 2021
	Mar 13, 2022	May 15, 2022
	Mar 13, 2023	May 15, 2023
Volatility	69.05%	69.08%
Dividend yield	0%	0%
Risk-free investment rate	0.85%	0.77%
Fair value of option at grant date	£5.46	£6.07
Fair value of share at grant date	£10.13	£11.26
Exercise price at date of grant	£10.13	£11.26
Lapse date	Mar 13, 2029	May 15, 2029
Expected option life (years)	4.50	4.50
Number of options granted	120,750	967,400